FINANCE INCOME AND FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Income And Finance Costs Details
Interest income	$ 11	$ 4
Interest and bank charges	(52)	(118)	(92)
Financial costs
Accretion of the other liabilities	(152)	(116)	(96)
Net foreign exchange gain	(1)	(10)	(46)
Finance costs	(194)	(240)	(234)
Finance income	10	4
Finance costs	(204)	(244)	(234)
Net finance costs	$ (194)	$ (240)	$ (234)